EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that is the same as the risk/return summary information in the supplement dated September 15, 2020 for Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund and Symmetry Panoramic Global Equity Fund, each a series of Symmetry Panoramic Trust, which was filed with the Securities and Exchange Commission on September 15, 2020 (Accession No. 0001398344-20-0018582).